Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income and comprehensive income	$ 63,645	$ 24,130	$ 121,333	$ 50,913	$ 124,348
Depreciation and amortization	1,046	1,269	4,626	11,146	16,809
Provision for doubtful accounts			1,243	(1,429)	2,440
Non-cash other expense			1,752	1,613	1,461
Stock-based compensation			31,994	3,048	4,306
Deferred income taxes			25,990	(5,337)	(2,850)
Accounts receivable			(160,265)	(45,458)	(6,131)
Contract assets			(7,084)	(145,613)	(41,703)
Inventories			25,062	(87,736)	(23,287)
Other current and noncurrent assets			(18,984)	(18,003)	(17,177)
Accounts payable			(37,026)	35,818	55,557
Other current and noncurrent liabilities			21,838	28,173	(6,303)
Deferred revenue (current and noncurrent)			120,472	15,243	(555)
Due to related parties			(23,282)	10,509	(12,642)
Changes in working capital and other, net	161,076	(22,605)
Net cash provided by operating activities	225,767	2,794	107,669	(147,113)	94,273
Cash flows from investing activities:
Purchases of property and equipment	(694)	(427)	(3,183)	(5,917)	(2,463)
Proceeds from the disposition of property and equipment			24	167	0
Purchase of intangible assets					(500)
Net cash used in investing activities	(694)	(427)	(3,159)	(5,750)	(2,963)
Cash flows from financing activities:
Proceeds from bank borrowings and long term debt			170,000
Repayments of bank borrowings			(20,000)
Net proceeds from issuance of Class A shares			693,781
Net proceeds from issuance of Class B shares			76
Purchase of LLC common units from Yuma, Inc.			(693,781)
Pre-IPO distributions to non-controlling interest holders			(175,000)
Net transfers (to) from Parent	0	(309)	24,205	(8,656)	427,725
Other financing activities			(2,853)
Dividend distribution to Parent					(331,396)
Net cash used in financing activities	0	(309)	(3,572)	(8,656)	96,329
Effect of exchange rate on cash and cash equivalents	0	0
Net increase in cash	225,073	2,058	100,938	(161,519)	187,639
Cash and cash equivalents beginning of period	130,008	29,070	29,070	190,589	2,950
Cash and cash equivalents end of period	355,081	31,128	130,008	29,070	190,589
Non-cash investing activity:
Unpaid purchases of property and equipment	155	116	206	138	820
Non-cash financing activity:
Capitalized offering costs	$ 0	$ 0	$ (5,331)	$ 5,331	$ 1,696